Deposits - Schedule of Deposits by Time Remaining on Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Contractual Maturities, Time Deposits, Less than $100,000, Three Months or Less	$ 5,931	$ 9,948
Contractual Maturities, Time Deposits, Less than $100,000, Three Months Through Six Months	7,906	10,091
Contractual Maturities, Time Deposits, Less than $100,000, Six Months Through 12 Months	9,300	30,650
Contractual Maturities, Time Deposits, Less than $100,000, after 12 Months	100,587	83,779
Deposits: Time deposits, under $100,000	123,724	134,468
Contractual Maturities, Time Deposits, $100,000 or More, Three Months or Less	4,332	15,919
Contractual Maturities, Time Deposits, $100,000 or More, Three Months Through Six Months	9,855	31,377
Contractual Maturities, Time Deposits, $100,000 or More, Six Months Through 12 Months	12,535	31,854
Contractual Maturities, Time Deposits, $100,000 or More, after 12 Months	70,198	63,556
Time Deposits, $100,000 or More, Total	$ 96,920	$ 142,706